Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Natixis ETF Trust II
Entity Central Index Key	0001728860
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000243076
Shareholder Report [Line Items]
Fund Name	Natixis Loomis Sayles Focused Growth ETF
Trading Symbol	LSGR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Natixis Loomis Sayles Focused Growth ETF for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Natixis Loomis Sayles Focused Growth ETF	$64	0.59%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

We are highly selective investors with a long-term, private equity approach to investing. Through our proprietary bottom-up research framework, we look to invest in those few high-quality businesses with sustainable competitive advantages and profitable growth when they trade at a significant discount to our estimate of intrinsic value. In a typical year we may analyze 30 companies and invest in only a select few. The nature of our process leads to lower portfolio turnover. As a result of this rigorous approach, ours is a selective, high-conviction portfolio of 20 to 30 holdings.

Top Contributors to Performance

•Nvidia, Alphabet, Monster Beverage, Meta Platforms and Netflix were among the top contributors to performance during the year.

•Stock selection in the consumer staples, industrials and consumer discretionary sectors as well as our allocation to the communication services, healthcare, financials and industrials sectors contributed to relative performance.

Top Detractors from Performance

•Salesforce, FactSet Research Systems, Workday, Starbucks, and Illumina were among the top detractors to performance during the year.

•Stock selection in the information technology, healthcare, financials and communication services sectors as well as our allocation to the information technology, consumer staples and consumer discretionary sectors detracted from relative performance.

Investment Activity

All aspects of our quality-growth-valuation investment thesis must be present simultaneously for us to make an investment. Often our research is completed well in advance of the opportunity to invest. We are patient investors and maintain coverage of high-quality businesses in order to take advantage of meaningful price dislocations if and when they occur. During the year we added to our existing position in Vertex as near-term price weakness created an attractive reward-to-risk opportunity.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance,
Line Graph [Table Text Block]
	Natixis Loomis Sayles Focused Growth ETF	S&P 500® Index	Russell 1000® Growth Index
06/2023	$10,000	$10,000	$10,000
06/2023	$10,132	$10,170	$10,163
07/2023	$10,552	$10,496	$10,505
08/2023	$10,516	$10,329	$10,411
09/2023	$9,828	$9,837	$9,844
10/2023	$9,612	$9,630	$9,704
11/2023	$10,724	$10,509	$10,762
12/2023	$11,231	$10,987	$11,239
01/2024	$11,636	$11,171	$11,519
02/2024	$12,628	$11,768	$12,305
03/2024	$12,820	$12,146	$12,522
04/2024	$12,008	$11,650	$11,990
05/2024	$12,624	$12,228	$12,708
06/2024	$13,584	$12,667	$13,565
07/2024	$13,420	$12,821	$13,334
08/2024	$13,628	$13,132	$13,612
09/2024	$14,160	$13,412	$13,998
10/2024	$14,324	$13,291	$13,951
11/2024	$15,393	$14,071	$14,856
12/2024	$15,524	$13,736	$14,987
01/2025	$16,061	$14,118	$15,284
02/2025	$15,240	$13,934	$14,735
03/2025	$13,903	$13,149	$13,494
04/2025	$14,151	$13,060	$13,733
05/2025	$15,682	$13,882	$14,948
06/2025	$16,747	$14,588	$15,901
07/2025	$17,164	$14,915	$16,501
08/2025	$17,076	$15,217	$16,685
09/2025	$17,793	$15,773	$17,572
10/2025	$18,234	$16,142	$18,210
11/2025	$17,661	$16,182	$17,880
12/2025	$17,921	$16,191	$17,769

Average Annual Return [Table Text Block]
AATR	1 Year	Since Inception 6/28/23
Natixis Loomis Sayles Focused Growth ETF	15.44%	26.17%
S&P 500® Index	17.88%	21.08%
Russell 1000® Growth Index	18.56%	25.63%

Performance Inception Date	Jun. 28, 2023
No Deduction of Taxes [Text Block]	The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.
Previous Investment Adviser [Text Block]
Updated Performance Information Location [Text Block]	visit im.natixis.com/en-us/products/mutual-funds/price-and-performance
AssetsNet	$ 617,760,639
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 2,089,098
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$617,760,639
# of Portfolio Holdings (including overnight repurchase agreements)	22
Portfolio Turnover Rate	0%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$2,089,098

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	7.9%
Aerospace & Defense	3.8%
Financial Services	3.9%
Beverages	4.4%
Biotechnology	5.9%
Entertainment	6.8%
Broadline Retail	7.2%
Automobiles	7.9%
Semiconductors & Semiconductor Equipment	15.5%
Software	17.8%
Interactive Media & Services	18.9%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

NVIDIA Corp.	15.5%
Alphabet, Inc., Class A	10.5%
Meta Platforms, Inc., Class A	8.4%
Tesla, Inc.	7.9%
Amazon.com, Inc.	7.2%
Microsoft Corp.	4.9%
Netflix, Inc.	4.5%
Oracle Corp.	4.4%
Monster Beverage Corp.	4.4%
Vertex Pharmaceuticals, Inc.	4.1%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000220375
Shareholder Report [Line Items]
Fund Name	Natixis Vaughan Nelson Select ETF
Trading Symbol	VNSE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Natixis Vaughan Nelson Select ETF for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Natixis Vaughan Nelson Select ETF	$85	0.80%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Top Contributors to Performance

•The largest contributor to performance over the past 12 months was the portfolio's selection within Consumer Discretionary led by TopBuild Corp.

•Selection within Financials also contributed to performance with JPMorgan Chase & Co. leading.

Top Detractors from Performance

•The largest detractor from performance over the past 12 months was security selection within Industrials, an underperforming sector. Saia, Inc. hindered the sector the most.

•The portfolio's selection within Information Technology also negatively impacted performance. ServiceNow, Inc. was the weakest name.

Investment Activity

As a result of buys and sells and market action, the portfolio is overweight Communication Services, Industrials, Materials, Energy, Information Technology, and Consumer Discretionary while underweight Consumer Staples, Health Care, Utilities, Real Estate, and Financials.

We continued to sell positions that we believe to be fully valued or that could face increased earnings pressure as we move into the late stages of this economic recovery and added to existing positions or established new positions that met our investment criteria.

We continue to position the portfolio into companies that have lower earnings variability, higher profitability, and stronger balance sheets than the broader investment universe, and where we can get these characteristics at similar valuation levels to the benchmark index. We still do not favor any single industry or sector and continue to look for the characteristics noted above across all industries.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance,
Line Graph [Table Text Block]
	Natixis Vaughan Nelson Select ETF	S&P 500® Index
09/2020	$10,000	$10,000
09/2020	$9,859	$9,938
10/2020	$9,642	$9,673
11/2020	$10,644	$10,732
12/2020	$11,037	$11,145
01/2021	$10,767	$11,032
02/2021	$11,435	$11,337
03/2021	$12,011	$11,833
04/2021	$12,506	$12,465
05/2021	$12,719	$12,552
06/2021	$13,134	$12,845
07/2021	$13,709	$13,150
08/2021	$14,233	$13,550
09/2021	$13,613	$12,919
10/2021	$14,816	$13,825
11/2021	$15,106	$13,729
12/2021	$15,407	$14,344
01/2022	$14,185	$13,602
02/2022	$13,963	$13,194
03/2022	$14,994	$13,684
04/2022	$13,676	$12,491
05/2022	$13,524	$12,514
06/2022	$12,642	$11,481
07/2022	$13,595	$12,540
08/2022	$13,060	$12,028
09/2022	$12,051	$10,920
10/2022	$12,663	$11,805
11/2022	$13,585	$12,464
12/2022	$12,851	$11,746
01/2023	$13,643	$12,484
02/2023	$13,280	$12,180
03/2023	$14,016	$12,627
04/2023	$14,322	$12,824
05/2023	$14,435	$12,880
06/2023	$14,925	$13,731
07/2023	$15,252	$14,172
08/2023	$15,099	$13,946
09/2023	$14,184	$13,281
10/2023	$13,684	$13,002
11/2023	$15,063	$14,189
12/2023	$15,739	$14,834
01/2024	$15,949	$15,083
02/2024	$17,152	$15,889
03/2024	$17,347	$16,400
04/2024	$16,006	$15,730
05/2024	$16,467	$16,510
06/2024	$16,831	$17,102
07/2024	$16,861	$17,311
08/2024	$17,117	$17,730
09/2024	$17,384	$18,109
10/2024	$17,061	$17,945
11/2024	$18,008	$18,998
12/2024	$17,348	$18,545
01/2025	$18,008	$19,062
02/2025	$17,276	$18,813
03/2025	$16,441	$17,753
04/2025	$16,201	$17,633
05/2025	$17,215	$18,743
06/2025	$18,331	$19,696
07/2025	$18,935	$20,138
08/2025	$19,171	$20,546
09/2025	$19,683	$21,296
10/2025	$19,939	$21,794
11/2025	$19,913	$21,848
12/2025	$19,708	$21,861

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 9/16/20
Natixis Vaughan Nelson Select ETF	13.61%	12.30%	13.68%
S&P 500® Index	17.88%	14.42%	15.88%

Performance Inception Date	Sep. 16, 2020
No Deduction of Taxes [Text Block]	The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.
Previous Investment Adviser [Text Block]
Material Change Date	Dec. 31, 2025
Updated Performance Information Location [Text Block]	visit im.natixis.com/en-us/products/mutual-funds/price-and-performance
AssetsNet	$ 13,457,374
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$13,457,374
# of Portfolio Holdings (including overnight repurchase agreements)	28
Portfolio Turnover Rate	72%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$0

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	23.8%
Financial Services	3.1%
Trading Companies & Distributors	3.9%
Technology Hardware, Storage & Peripherals	4.0%
Banks	4.2%
Oil, Gas & Consumable Fuels	4.8%
Pharmaceuticals	6.2%
Broadline Retail	6.3%
Software	9.7%
Interactive Media & Services	11.9%
Semiconductors & Semiconductor Equipment	22.1%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

Alphabet, Inc., Class A	7.5%
NVIDIA Corp.	7.2%
Taiwan Semiconductor Manufacturing Co Ltd, ADR	7.1%
Amazon.com, Inc.	6.3%
Eli Lilly & Co.	6.2%
Microsoft Corp.	5.7%
Meta Platforms, Inc., Class A	4.4%
JPMorgan Chase & Co.	4.2%
Monolithic Power Systems, Inc.	4.1%
Apple, Inc.	4.0%

Material Fund Change [Text Block]

Material Fund Changes

For the year ended December 31, 2025, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Fees: Effective July 1, 2025, the advisory fee rate was reduced from 0.70% to 0.66% and the sub-advisory fee rate was reduced from 0.47% to 0.4425%.

Material Fund Change Expenses [Text Block]	Fees: Effective July 1, 2025, the advisory fee rate was reduced from 0.70% to 0.66% and the sub-advisory fee rate was reduced from 0.47% to 0.4425%.
Summary of Change Legend [Text Block]

For the year ended December 31, 2025, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Updated Prospectus Phone Number	(800) 225-5478
Updated Prospectus Web Address	im.natixis.com/funddocuments